Operating Segments - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	₩ 17,304,973	₩ 16,748,585	₩ 16,087,747
Domestic [member]
Disclosure of operating segments [line items]
Revenue	17,302,000	16,734,000	16,072,000
Non-current assets	20,056,000	20,227,000	22,242,000
Outside of Korea [member]
Disclosure of operating segments [line items]
Non-current assets	₩ 4,000	₩ 4,000	₩ 63,000